Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Summary of Other Operating Expenses	The following items are included within other operating expenses:

	Notes	2024 £m	2023 £m	2022 £m
Other operating expenses		13,093	7,538	9,018
The following items are included within other operating expenses:
Master Settlement Agreement and State Settlement Agreements	6(b),(d)	1,689	2,023	2,387
Proposed Plans in Canada*	6(c)	6,203	—	—
Inventory write-offs	20	134	250	250
Research and development expenses (excluding employee benefit costs and depreciation)	6(e)	174	181	138
Loss/(gain) on disposal of businesses*	6(f)	—	546	(6)
Partial disposal of shares in ITC*	6(g)	6	—	—
Charges in respect of DOJ and OFAC investigation*	6(h)	4	75	450
(Reversals)/charges in respect of assets held-for-sale*	6(j)	—	(195)	612
Charges in respect of Nigerian FCCPC case*	6(i)	—	—	79
Romania and Brazil other taxes*	6(k)	449	49	12
Marketing costs in operating expenses	6(l)	1,111	1,152	1,160
Exchange differences		11	17	92
Hedge ineffectiveness within operating profit		5	(12)	36
Expenses relating to short-term leases		8	13	11
Expenses relating to leases of low-value assets		1	1	1
Auditor’s remuneration	6(m)	30	29	29
Note:
*Recognised and reported as an adjusting item. In addition to these captions, as set out in note 6(d), some litigation costs are treated as adjusting items.

	Note	US$m	2024 £m	US$m	2023 £m	US$m	2022 £m
Opening MSA liability	25	2,279	1,788	2,637	2,193	2,815	2,079
Settlement expense	31	2,160	1,689	2,516	2,023	2,951	2,387
Cash paid	31	(2,535)	(1,983)	(2,874)	(2,311)	(3,129)	(2,531)
Difference on exchange		—	26	—	(117)	—	258
Closing MSA liability	25	1,904	1,520	2,279	1,788	2,637	2,193

Summary of Auditor"s Remuneration

	2024 £m	2023 £m	2022 £m
Auditor’s remuneration
Total expense for audit services pursuant to legislation:
–fees to KPMG LLP for Parent Company and Group audit	12.0	11.4	9.4
–fees to KPMG LLP firms and associates for local statutory and Group reporting audits	9.6	9.4	11.0
Total audit fees expense - KPMG LLP firms and associates	21.6	20.8	20.4
Audit fees expense to other firms	0.1	0.2	0.2
Total audit fees expense	21.7	21.0	20.6
Fees to KPMG LLP firms and associates for other services:
–audit-related assurance services	6.8	6.9	7.1
–other assurance services	0.7	0.9	0.9
–tax advisory services	—	—	—
–tax compliance	—	—	—
–audit of defined benefit schemes of the Company	0.3	0.2	0.2
–other non-audit services	—	—	—
	7.8	8.0	8.2